March 5, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on February 28, 2019 (Accession No. 0001209286-19-00127) for the Cboe Vest Family of Funds1, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP

1The “Cboe Vest Family of Funds” includes:, Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Buffer Strategy (January) Fund, Cboe Vest S&P 500® Buffer Strategy (February) Fund, Cboe Vest S&P 500® Buffer Strategy (March) Fund, Cboe Vest S&P 500® Buffer Strategy (April) Fund, Cboe Vest S&P 500® Buffer Strategy (May) Fund, CBOE Vest S&P 500® Buffer Strategy (June) Fund, Cboe Vest S&P 500® Buffer Strategy (July) Fund, Cboe Vest S&P 500® Buffer Strategy (August) Fund, Cboe Vest S&P 500® Buffer Strategy (September) Fund, Cboe Vest S&P 500® Buffer Strategy (October) Fund, Cboe Vest S&P 500® Buffer Strategy (November) Fund, Cboe Vest S&P 500® Buffer Strategy (December) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund, Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest S&P 500® Enhance and Buffer Fund.

JOHN H. LIVELY • MANAGING PARTNER

11300 Tomahawk Creek Pkwy • Ste. 310 • Leawood, KS 66211 • p: 913.660.0778 • c: 913.523.6112
Practus, LLP • John.Lively@Practus.com • Practus.com